Derivative Financial Instruments (Protection Sold Through Credit Default Swaps) (Detail) - Credit Default Swaps Sold [Member] - JPY (¥) ¥ in Millions		Sep. 30, 2015	Mar. 31, 2015
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		¥ 627,019	¥ 672,763
Maximum potential/Notional amount, Expiring in 1-5 years		2,292,006	2,518,540
Maximum potential/Notional amount, Expiring over 5 years		221,107	183,000
Maximum potential/Notional amount, Total		3,140,132	3,374,303
Credit derivative (asset) liability at fair value	[1]	(25,658)	(42,279)
Single Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		551,441	544,175
Maximum potential/Notional amount, Expiring in 1-5 years		1,793,745	1,970,400
Maximum potential/Notional amount, Expiring over 5 years		57,556	68,591
Maximum potential/Notional amount, Total		2,402,742	2,583,166
Credit derivative (asset) liability at fair value	[1]	(15,035)	(26,601)
Single Name Credit Default Swaps [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[2]	480,196	488,541
Maximum potential/Notional amount, Expiring in 1-5 years	[2]	1,544,657	1,743,295
Maximum potential/Notional amount, Expiring over 5 years	[2]	49,306	63,291
Maximum potential/Notional amount, Total	[2]	2,074,159	2,295,127
Credit derivative (asset) liability at fair value	[1],[2]	(20,314)	(34,573)
Single Name Credit Default Swaps [Member] | Non-investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		71,245	52,903
Maximum potential/Notional amount, Expiring in 1-5 years		247,888	226,666
Maximum potential/Notional amount, Expiring over 5 years		8,250	5,300
Maximum potential/Notional amount, Total		327,383	284,869
Credit derivative (asset) liability at fair value	[1]	¥ 5,289	8,017
Single Name Credit Default Swaps [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less			2,731
Maximum potential/Notional amount, Expiring in 1-5 years		¥ 1,200	¥ 439
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total		¥ 1,200	¥ 3,170
Credit derivative (asset) liability at fair value	[1]	(10)	(45)
Index and Basket Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		75,578	128,588
Maximum potential/Notional amount, Expiring in 1-5 years		498,261	548,140
Maximum potential/Notional amount, Expiring over 5 years		163,551	114,409
Maximum potential/Notional amount, Total		737,390	791,137
Credit derivative (asset) liability at fair value	[1]	(10,623)	¥ (15,678)
Index and Basket Credit Default Swaps Sold [Member] | BTMU [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		2,880
Maximum potential/Notional amount, Expiring in 1-5 years		215,490	¥ 198,361
Maximum potential/Notional amount, Expiring over 5 years		152,551	109,409
Maximum potential/Notional amount, Total		370,921	307,770
Credit derivative (asset) liability at fair value	[1]	¥ (3,322)	¥ (6,396)
Index and Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[2]
Maximum potential/Notional amount, Expiring in 1-5 years	[2]	¥ 215,490	¥ 195,481
Maximum potential/Notional amount, Expiring over 5 years	[2]	152,551	109,409
Maximum potential/Notional amount, Total	[2]	368,041	304,890
Credit derivative (asset) liability at fair value	[1],[2]	(3,316)	¥ (6,387)
Index and Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Non-investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		¥ 2,880
Maximum potential/Notional amount, Expiring in 1-5 years			¥ 2,880
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total		¥ 2,880	¥ 2,880
Credit derivative (asset) liability at fair value	[1]	(6)	(9)
Index and Basket Credit Default Swaps Sold [Member] | MUSHD [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		72,698	128,588
Maximum potential/Notional amount, Expiring in 1-5 years		282,771	349,779
Maximum potential/Notional amount, Expiring over 5 years		11,000	5,000
Maximum potential/Notional amount, Total		366,469	483,367
Credit derivative (asset) liability at fair value	[1]	(7,301)	(9,282)
Index and Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[2]	56,108	55,856
Maximum potential/Notional amount, Expiring in 1-5 years	[2]	203,213	273,097
Maximum potential/Notional amount, Expiring over 5 years	[2]	11,000	5,000
Maximum potential/Notional amount, Total	[2]	270,321	333,953
Credit derivative (asset) liability at fair value	[1],[2]	¥ (3,379)	(5,225)
Index and Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Non-investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less			¥ 56,349
Maximum potential/Notional amount, Expiring in 1-5 years
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total			¥ 56,349
Credit derivative (asset) liability at fair value	[1]		(180)
Index and Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		¥ 16,590	16,383
Maximum potential/Notional amount, Expiring in 1-5 years		¥ 79,558	¥ 76,682
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total		¥ 96,148	¥ 93,065
Credit derivative (asset) liability at fair value	[1]	¥ (3,922)	¥ (3,877)

[1]	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
[2]	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.